AMOUNTS DUE FROM OTHER RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
AMOUNTS DUE FROM OTHER RELATED PARTIES
Schedule of amounts due from other related parties

		At December 31,
	Notes	2016	2017
		Thousand USD	Thousand USD
Current:
Trade
China New Era	a	4,166	3,334
Sky Global Solar S.A.	h	2	—
Less: allowance for doubtful debts	a	(1,970)	(1,970)

		2,198	1,364
Non-Trade
Sky Solar (Hong Kong) International Co., Ltd.	b	1,339	—
SWL Flash Bright Limited	d	67	—
China New Era	a	360	359
Sky Solar New Energy Investment Ltd.	e	1,480	—
Tany International (Hong Kong) Co., Ltd.	f	816	—
Sky Solar (Canada) FIT 1 Limited Partnership	i	203	—
Su Weili	j	—	15,220

Less: allowance for doubtful debts	a	(230)	(230)

		4,035	15,349

		6,233	16,713

Non-Current:
Trade
Oky Solar Holdings, Ltd. and its subsidiaries	g	3,283	—
RisenSky Solar (defined in Note 23) and its subsidiaries		1,021	1,247

		4,304	1,247
Non-Trade
RisenSky Solar (defined in Note 23) and its subsidiaries	c	3,821	4,385

		8,125	5,632

Notes:

(a)

Sky Solar Holdings is able to exercise significant influence over China New Era through its 49% ownership interest and participation on the board. In addition, certain key management of the Group acts as legal representatives of the solar plant entities controlled by China New Era. China New Era is therefore an associate of Sky Solar Holdings and considered as a related party of the Group.

Included in the balance amount due from China New Era as of December 31, 2016 and December 31, 2017, an allowance for doubtful debt of USD 2.2 million is provided for receivables for which they have defaulted on payment obligation.

(b)	Sky Solar (Hong Kong) International Co., Ltd. is an entity which is a 100% owned and controlled by Mr. Su as at December 31, 2016 and 2017.

(c)

Included in the balance was a carrying amount of USD 3.8 million and as USD 4.4 million at December 31, 2016 and 2017, respectively, which carried interest at 3.0% per annum. The balance was reclassified from current to non-current as the Group does not expect to receive the repayment within twelve months after the end of the reporting period.

(d)	SWL Flash Bright Limited is a 100% owned subsidiary of Sky Solar (Hong Kong) International Co., Ltd. as at December 31, 2016 and 2017.

(e)	The entity is controlled by Mr. Su as at December 31, 2016 and 2017.

(f)	The entity is controlled by Mr. Su as at December 31, 2016 and 2017.

(g)

Sky Solar Japan Co., Ltd. (“Sky Solar Japan” or “SSJ”), a wholly owned subsidiary of the Group, holds 30% equity interests in Oky Solar Holdings, Ltd. (“Oky Solar Holdings”) as at December 31, 2016 and sold it in March 2017.

(h)

Mr. Su holds 40% equity interests in Sky Global Solar S.A. as at December 31, 2016 and December 31, 2017. Mr. Su has significant influence over the entity, and as such, Sky Global Solar S.A. is considered a related party.

(i)	Sky Solar (Canada) FIT 1 Limited Partnership (“FIT 1”) is controlled by 10088526 B.C, Ltd (“1088526”), an equity investee in which the Group holds 75% equity interest. (Note 23)

(j)

On September 19, 2017, the Company entered into a settlement agreement with Mr. Su to resolve all potential claims by the Company against Mr. Su and certain entities controlled by him concerning certain fund transfers, which were not approved by the board or the audit committee and which lacked insufficient documentary support, as well as all potential claims that Mr. Su and such entities may have against the Company in connection with Mr. Su’s employment at the Company.  Under this agreement, various debt assignment agreements signed among the Company, certain third parties, and certain entities controlled by Mr. Su in April 2017 shall have no effect and be rescinded immediately; and Mr. Su agrees to pay back to the Company approximately US$15.2 million and failing this, authorize the Company to sell on behalf of him and /or transfer to the Company the American depositary shares that he holds in the Company to pay for such settlement amount. After this agreement, the Group has amount due from Mr. Su to USD 15.2 million.

Schedule of movements in the allowance for doubtful debts of amounts due from related parties
	At December 31,
	2016	2017
	Thousand USD	Thousand USD
Balance at beginning of year	(2,200)	(2,200)
Provisions recognized on receivables	—	—

Balance at end of the year	(2,200)	(2,200)